Share-Based Compensation Plans (Schedule Of Compensation Expense) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense included in Operating earnings	$ 120	$ 146	$ 134
Tax benefit	37	49	37
Share-based compensation expense, net of tax	83	97	97
Decrease in basic earnings per share	$ (0.31)	$ (0.33)	$ (0.29)
Decrease in diluted earnings per share	$ (0.31)	$ (0.33)	$ (0.29)
Share-based compensation expense in discontinued operations	33	38	47
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense included in Operating earnings	16	20	15
Selling, General And Administrative Expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense included in Operating earnings	73	88	90
Research And Development Expenditures
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense included in Operating earnings	$ 31	$ 38	$ 29